Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (803,142)	$ (284,860)	$ (2,763,375)	$ (1,379,756)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	67,450	65,254	269,926	250,328
Amortization of intangible asset	6,250	6,250	25,000	25,000
Amortization of right to use	7,563	11,939	28,073	9,552
Impairment of other asset				50,000
Amortization of convertible debt, net	501,164	74,837	956,554	257,445
Stock based compensation	14,200		74,000
Change in fair value of derivative liabilities				69,677
Gain on debt extinguishment			(269,261)	(134,677)
Fair value of options granted			830,900
Convertible debt issued for services				113,000
Changes in operating assets and liabilities:
Accounts receivable	(94,176)	72,045	67,322	(73,827)
Inventory	(239,490)	(77,686)	4,876	(97,274)
Unbilled revenue	(2,067)	5,368	495	11,029
Prepaid expense		12,652	16,812	(16,670)
Other current assets	(19,195)	76,609	68,874	(53,073)
Accounts payable and accrued liabilities	114,261	120,709	(111,616)	289,751
Lease liabilities	(7,589)	(11,939)	(28,158)	(12,374)
Provision for income taxes	164	(1,330)	(2,899)	11,160
Contract liabilities	(5,157)	(5,136)	(4,503)	21,506
Net cash (used in) provided by operating activities	(459,764)	64,712	(836,980)	(659,203)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(459)	(10,933)	(34,903)	(70,194)
Net cash used in investing activities	(459)	(10,933)	(34,903)	(70,194)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of note payable, related party, net	(226)	20,536	50,989	12,044
Repayments of notes payable	(60,643)	(7,226)	0	(46,422)
Proceeds of convertible debt	350,000		1,177,000	757,000
Proceeds from (repayments to) note payable Coronavirus loans			362,457	(46,422)
Repayments to convertible notes payable				(87,778)
(Repayments to) proceeds from line of credit			(24,483)	24,483
Net cash provided by financing activities	289,131	13,310	1,565,963	659,327
Effect of exchange rate on cash	1,611	(4,373)	(40,680)	2,544
Net (decrease) increase in cash	(169,481)	62,716	653,400	(67,526)
Cash beginning	728,762	75,362	75,362	142,888
Cash end	559,282	138,078	728,762	75,362
SUPPLEMENTAL CASH FLOW INFORMATION
Interest				20,270
Income tax
Non-cash adjustments during the period for
Beneficial conversion feature on convertible debt	340,420	74,837	1,136,901	805,000
Conversion of convertible debt into common shares	458,091	11,326
Issuance common stock from convertible debt			687,734
Long term debt issued in exchange for preferred stock				168,270
Obtaining right of use asset for lease liability		$ 11,939		$ 86,377